16. Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Carrying amount and estimated fair value of the Company's financial instruments
(Dollars in thousands)
		Fair Value Measurements at December 31, 2019
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$52,387	52,387	—	—	52,387
Investment securities available for sale	$195,746	—	195,496	250	195,746
Other investments	$4,231	—	—	4,231	4,231
Mortgage loans held for sale	$4,417	—	—	4,417	4,417
Loans, net	$843,194	—	—	819,397	819,397
Cash surrender value of life insurance	$16,319	—	16,319	—	16,319

Liabilities:
Deposits	$966,517	—	—	955,766	955,766
Securities sold under agreements
to repurchase	$24,221	—	24,221	—	24,221
Junior subordinated debentures	$15,619	—	15,619	—	15,619

(Dollars in thousands)
		Fair Value Measurements at December 31, 2018
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$43,370	43,370	—	—	43,370
Investment securities available for sale	$194,578	—	194,328	250	194,578
Other investments	$4,361	—	—	4,361	4,361
Mortgage loans held for sale	$680	—	—	680	680
Loans, net	$797,578	—	—	748,917	748,917
Cash surrender value of life insurance	$15,936	—	15,936	—	15,936

Liabilities:
Deposits	$877,213	—	—	857,999	857,999
Securities sold under agreements
to repurchase	$58,095	—	58,095	—	58,095
Junior subordinated debentures	$20,619	—	20,619	—	20,619